Long-term debt and credit facilities (Tables)	12 Months Ended
Mar. 31, 2014
Debt Disclosure [Abstract]
Long Term Debt and Credit Facilities

	March 31, 2014	March 31, 2013
First lien facility	$—	$288,225
Term loan	120,313	—
Unamortized debt discount	(6,015)	—
Current portion of long-term debt	(9,375)	(3,050)

	$104,923	$285,175

All debt and credit facilities are U.S. dollar facilities.

(a)	Term loan and asset-based loan